Commitments and Contingencies - Future minimum charter hire receipts (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 279,257
2023	277,263
2024	212,884
2025	100,923
2026	27,169
Total	$ 897,496